5. REVENUE AND EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating income (expenses)
Net operating revenue		R$ 9,284,303	R$ 10,492,096	R$ 12,210,060
Interconnection		(169,453)	(176,592)	(262,018)
Personnel	[1]	(1,738,139)	(1,866,169)	(1,973,393)
Third-party services		(3,173,965)	(3,523,205)	(3,477,123)
Grid maintenance service		(469,153)	(616,446)	(708,439)
Handset and other costs		(10,171)	(767)	(215)
Advertising and publicity		(313,815)	(445,332)	(328,704)
Rentals and insurance		(1,481,808)	(1,615,697)	(2,626,478)
(Provisions)/reversals		(135,893)	(211,690)	(198,812)
Expected credit losses on trade receivables		(133,684)	(299,102)	(401,749)
Impairment reversals/(losses)	[2]	1,129,708	(2,111,022)	(291,758)
Taxes and other income (expenses)		(20,748)	320,820	325,878
Other operating income (expenses), net	[3]	(236,695)	1,223,846	(5,016,358)
Operating expenses excluding depreciation and amortization		(6,753,816)	(9,321,356)	(14,959,169)
Depreciation and amortization		(4,341,706)	(4,537,583)	(4,014,467)
Total operating expenses		(11,095,522)	(13,858,939)	(18,973,636)
Loss before financial income (expenses) and taxes		(1,811,219)	(3,366,843)	(6,763,576)
Financial income		4,202,220	2,631,713	30,919,269
Financial expenses		(16,477,660)	(8,009,046)	(4,227,995)
Financial income (expenses)		(12,275,440)	(5,377,333)	26,691,274
Pre-tax income (loss)		(14,086,659)	(8,744,176)	19,927,698
Income tax and social contribution		3,550,920	12,738	3,291,928
Profit (loss) for the year from continuing operations		(10,535,739)	(8,731,438)	23,219,626
Profit (loss) for the year from discontinued operations (net of taxes) (Nota 31)		7,240	(363,669)	1,395,929
Profit (loss) for the year		(10,528,499)	(9,095,107)	24,615,555
Profit (loss) attributable to Company owners		(10,529,963)	(9,000,434)	24,591,140
Profit (loss) attributable to non-controlling interests		1,464	(94,673)	24,415
Cost of sales and/or services		(7,271,335)	(7,982,595)	(9,167,739)
Selling expenses		(2,217,796)	(2,607,049)	(2,638,889)
General and administrative expenses		(2,748,473)	(2,781,460)	(2,734,148)
Other operating income		4,727,424	4,096,067	2,033,320
Other operating expenses		(3,616,966)	(4,578,728)	(6,452,688)
Share of results of investees		31,624	(5,174)	(13,492)
Total operating expenses		R$ (11,095,522)	R$ (13,858,939)	R$ (18,973,636)

[1]	Takes into consideration employee training expenses amounting to R$19,060 (R$34,551 in 2019).
[2]	Reversal of/impairment loss on long-lived assets, Note 2 (b), in Impairment of long-lives assets.
[3]	In 2020, represented primarily by personnel expenses totaling R$85,057 referring to tax on revenue (PIS) and the loss allowance of R$113,782 due to for expected credit losses on receivables from government customers. In 2019, refers primarily to: (a) the recognition of income from PIS and COFINS credits arising on the deduction of ICMS from PIS and COFINS tax base, as well as the recovery of unduly paid amounts on that tax base, as ruled in the final and unappealable court decision issued in March and September 2019, amounting to R$1,517,919 (Note 11) and (b) recognition of expenses related to the derecognition arising from the reconciliation of prior periods' tax credits and incentives, which are not expected to be realized, amounting to R$167,395. In 2018 refers basically to: (a) expenses on the provision related to the recognition of the onerous contract for the provision of submarine cable capacity, amounting to R$4,883,620; and (b) recognition of income from the reversal of the provision for the contingency, amounting to R$109,242, arising from the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and ratification of the JRP.